Share-based payments - Former Chief Executive Officer Grant (Details) € in Thousands		3 Months Ended	12 Months Ended
	Nov. 25, 2019	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 EUR (€) Option	Dec. 31, 2019 $ / shares	Dec. 31, 2019 Option $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 EUR (€) $ / shares	Dec. 31, 2018 Option
Options granted to Dan Menichella
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted			658,735		665,389		745,236	0
Virtual shares program II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	745,236	267,822
Exercise price (in dollars per share) | $ / shares		$ 6.21
Provision for employer taxes arising according to US regulations for future exercises | €			€ 1,052
Virtual shares program II | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining life of the options			4 years 8 months 12 days	5 years 8 months 12 days
Virtual shares program II | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining life of the options			9 years 2 months 12 days	9 years 10 months 24 days
Long-Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted			532,311
Long-Term Incentive Plan | Dan Menichella, then Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted						3,866,309
Exercise price (in dollars per share) | $ / shares				$ 8.28	$ 8.28	$ 8.28	$ 8.28
Remaining life of the options			7 years 8 months 9 days
Provision for employer taxes arising according to US regulations for future exercises | €			€ 2,033
First tranche | Virtual shares program II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of the program			false
Vesting percentage (as a percent)			25.00%